Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2020
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Principal Exchange-Traded Funds
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0001572661_SupplementTextBlock
Principal Exchange-Traded Funds
Supplement dated June 12, 2020
to the Statutory Prospectus dated November 1, 2019
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Exchange-Traded Funds | Principal International Multi-Factor Core Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL INTERNATIONAL MULTI-FACTOR CORE INDEX ETF
Supplement [Text Block]	ck0001572661_SupplementTextBlock	On or about September 30, 2020, delete all references in this prospectus to Principal International Multi‑Factor Core Index ETF, and replace with Principal International Multi-Factor ETF.
Strategy [Heading]	rr_StrategyHeading	On or about September 30, 2020, delete the first paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq Developed Market Ex-US Ex Korea Large Mid Cap Index (the "Parent Index") that exhibit potential for high degrees of value, quality growth and strong momentum.

Principal Exchange-Traded Funds | Principal Price Setters Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL PRICE SETTERS INDEX ETF
Supplement [Text Block]	ck0001572661_SupplementTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective on or about September 30, 2020, the 80% test relating the name of Principal Price Setters Index ETF to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been changed below to correspond to the Fund’s new name, the Principal Quality ETF. These changes will take place on or about September 30, 2020. On that date, delete all references in this prospectus to Principal Price Setters Index ETF, and replace with Principal Quality ETF.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Effective July 1, 2020, delete the Annual Fund Operating Expenses table and footnotes, and replace with the following: Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Effective July 1, 2020, delete the Example section, and replace with the following: Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	On or about September 30, 2020, delete the first paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of mid- to large-capitalization companies in the Nasdaq US Large Mid Cap Index (the "Parent Index") that exhibit higher quality, growth potential, and pricing power.

Principal Exchange-Traded Funds | Principal Price Setters Index ETF | Principal Price Setters Index ETF
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
Principal Exchange-Traded Funds | Principal Shareholder Yield Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL SHAREHOLDER YIELD INDEX ETF
Supplement [Text Block]	ck0001572661_SupplementTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective on or about September 30, 2020, the 80% test relating the name of Principal Shareholder Yield Index ETF to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been changed below to correspond to the Fund’s new name, the Principal Value ETF. These changes will take place on or about September 30, 2020. On that date, delete all references in this prospectus to Principal Shareholder Yield Index ETF, and replace with Principal Value ETF.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Effective July 1, 2020, delete the Annual Fund Operating Expenses table and footnotes, and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Effective July 1, 2020, delete the Example section, and replace with the following: Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	On or about September 30, 2020, delete the first paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities (including value stock) of mid- to large-capitalization companies in the Nasdaq US Large Mid Cap Index (the "Parent Index") that exhibit higher degrees of shareholder yield, in an effort to produce a value-based portfolio with a higher quality focus than is customary in traditional value approaches.

Principal Exchange-Traded Funds | Principal Shareholder Yield Index ETF | Principal Shareholder Yield Index ETF
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
Principal Exchange-Traded Funds | Principal Spectrum Preferred Securities Active ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL SPECTRUM PREFERRED SECURITIES ACTIVE ETF
Supplement [Text Block]	ck0001572661_SupplementTextBlock
On June 9, 2020, the Principal Exchange-Traded Funds Board authorized the following stock split for the Fund at the ratio indicated below.

Fund Name	Ticker	Forward Split Ratio	Record Date	Effective Date
Principal Spectrum Preferred Securities Active ETF	PREF	5 for 1	July 21, 2020	July 22, 2020, after close of trading
Shares of the Fund will begin trading on a split-adjusted basis on July 23, 2020.
As a result of the stock split, for each share of the Fund a shareholder currently holds, the shareholder will receive a proportional number of the Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in the Fund will be unchanged, and each shareholder will continue to own the same percentage (by value) of the Fund immediately following the stock split as it did immediately prior to the stock split. The stock split will not be a taxable event, nor does it have an impact on any Fund’s holdings or its performance.

Principal Exchange-Traded Funds | Principal U.S. Large-Cap Multi-Factor Core Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL U.S. LARGE-CAP MULTI-FACTOR CORE INDEX ETF
Supplement [Text Block]	ck0001572661_SupplementTextBlock	On or about September 30, 2020, delete all references in this prospectus to Principal U.S. Large-Cap Multi-Factor Core Index ETF, and replace with Principal U.S. Large‑Cap Multi-Factor ETF.
Strategy [Heading]	rr_StrategyHeading	On or about September 30, 2020, delete the first paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq US Large Cap Index (the "Parent Index") that exhibit potential for high degrees of value, quality growth and strong momentum.

Principal Exchange-Traded Funds | Principal U.S. Mega-Cap Multi-Factor Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL U.S. MEGA-CAP MULTI-FACTOR INDEX ETF
Supplement [Text Block]	ck0001572661_SupplementTextBlock	On or about September 30, 2020, delete all references in this prospectus to Principal U.S. Mega-Cap Multi-Factor Index ETF, and replace with Principal U.S. Mega-Cap ETF.
Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL U.S. SMALL-CAP MULTI-FACTOR INDEX ETF
Supplement [Text Block]	ck0001572661_SupplementTextBlock	On or about September 30, 2020, delete all references in this prospectus to Principal U.S. Small-Cap Multi-Factor Index ETF, and replace with Principal U.S. Small‑Cap Multi-Factor ETF.
Strategy [Heading]	rr_StrategyHeading	On or about September 30, 2020, delete the first paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities (including growth and value stock) of small-capitalization companies in the Nasdaq US Small Cap Index (the "Parent Index") that exhibit potential for high degrees of value, quality growth, and strong momentum, while adjusting for liquidity and volatility. As of June 30, 2019, the market capitalization range of the companies comprising the Parent Index was between approximately $17.7 million and $9.0 billion.

Principal Exchange-Traded Funds | Principal U.S. Small-MidCap Multi-Factor Core Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL U.S. SMALL-MIDCAP MULTI-FACTOR CORE INDEX ETF
Supplement [Text Block]	ck0001572661_SupplementTextBlock	On or about September 30, 2020, delete all references in this prospectus to Principal U.S. Small-MidCap Multi-Factor Core Index ETF, and replace with Principal U.S. Small‑MidCap Multi-Factor ETF.
Strategy [Heading]	rr_StrategyHeading	On or about September 30, 2020, delete the first paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small- to medium-market capitalizations that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq US Small Cap Index and Nasdaq US Mid Cap Index (the "Parent Indexes") that exhibit potential for high degrees of value, quality growth and strong momentum, while adjusting for liquidity and volatility.

[1]	Fees have been restated to reflect current fees.
[2]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[3]	Fees have been restated to reflect current fees.
[4]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.